Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 54,877,629	$ 45,728,321
Highly liquid investments	38,251,431	23,019,055
Total of cash and cash equivalents	$ 93,129,060	$ 68,747,376	$ 70,706,941	$ 64,414,511